Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.4%
L3 Harris Technologies, Inc.	77,211	$ 13,443,979

Biotechnology - 3.0%
Argenx SE, ADR (A)	19,007	9,344,412
Ascendis Pharma AS, ADR (A)	55,233	5,172,018
BioMarin Pharmaceutical, Inc. (A)	78,592	6,953,820
Sarepta Therapeutics, Inc. (A)	53,015	6,426,478

		27,896,728

Capital Markets - 3.8%
Cboe Global Markets, Inc.	43,476	6,791,386
Charles Schwab Corp.	134,922	7,407,218
LPL Financial Holdings, Inc.	76,765	18,243,202
MSCI, Inc.	7,136	3,661,339

		36,103,145

Chemicals - 1.1%
Corteva, Inc.	196,915	10,074,171

Commercial Services & Supplies - 3.7%
Cimpress PLC (A)	96,350	6,745,463
Clean Harbors, Inc. (A)	40,180	6,724,525
RB Global, Inc.	125,944	7,871,500
Rentokil Initial PLC	241,694	1,799,424
Rentokil Initial PLC, ADR	322,463	11,947,254

		35,088,166

Consumer Staples Distribution & Retail - 0.6%
Dollar Tree, Inc. (A)	54,346	5,785,132

Containers & Packaging - 0.5%
Sealed Air Corp.	131,064	4,306,763

Diversified Consumer Services - 0.3%
Frontdoor, Inc. (A)	98,662	3,018,071

Electric Utilities - 1.4%
Alliant Energy Corp.	276,705	13,406,357

Electrical Equipment - 2.4%
Regal Rexnord Corp.	33,121	4,732,329
Sensata Technologies Holding PLC	474,822	17,957,768

		22,690,097

Electronic Equipment, Instruments & Components - 6.7%
Flex Ltd. (A)	824,251	22,238,292
National Instruments Corp.	174,167	10,383,836
TE Connectivity Ltd.	84,072	10,385,414
Teledyne Technologies, Inc. (A)	49,051	20,041,258

		63,048,800

Entertainment - 2.0%
Atlanta Braves Holdings, Inc., Class C (A)	645	23,046
Liberty Media Corp. - Liberty Formula One, Class A (A)	16,732	946,027
Liberty Media Corp. - Liberty Formula One, Class C (A)	281,441	17,533,774
Liberty Media Corp. - Liberty Live, Class C (A)	12,044	386,613

		18,889,460

	Shares	Value
COMMON STOCKS (continued)
Financial Services - 4.6%
Fidelity National Information Services, Inc.	131,252	$ 7,254,298
Global Payments, Inc.	67,190	7,753,054
WEX, Inc. (A)	148,605	27,951,115

		42,958,467

Ground Transportation - 3.5%
JB Hunt Transport Services, Inc.	114,681	21,619,662
TFI International, Inc.	88,647	11,383,161

		33,002,823

Health Care Equipment & Supplies - 9.0%
Boston Scientific Corp. (A)	596,853	31,513,838
Cooper Cos., Inc.	24,958	7,936,894
DENTSPLY SIRONA, Inc.	231,834	7,919,449
ICU Medical, Inc. (A)	68,840	8,192,648
STERIS PLC	43,969	9,647,678
Teleflex, Inc.	99,511	19,544,956

		84,755,463

Hotels, Restaurants & Leisure - 2.1%
Aramark	379,218	13,158,864
Entain PLC	616,682	7,018,515

		20,177,379

Insurance - 5.5%
Intact Financial Corp.	177,244	25,840,498
Ryan Specialty Holdings, Inc. (A)	121,597	5,885,295
W.R. Berkley Corp.	314,952	19,996,303

		51,722,096

Interactive Media & Services - 0.5%
Ziff Davis, Inc. (A)	67,812	4,318,946

IT Services - 4.6%
Amdocs Ltd.	256,804	21,697,370
GoDaddy, Inc., Class A (A)	295,038	21,974,430

		43,671,800

Life Sciences Tools & Services - 5.0%
Avantor, Inc. (A)	574,495	12,110,355
Illumina, Inc. (A)	46,634	6,401,915
Revvity, Inc.	187,927	20,803,519
Waters Corp. (A)	29,425	8,068,629

		47,384,418

Machinery - 4.3%
Fortive Corp.	119,458	8,859,005
Ingersoll Rand, Inc.	260,105	16,573,891
Westinghouse Air Brake Technologies Corp.	141,576	15,045,281

		40,478,177

Multi-Utilities - 1.0%
Ameren Corp.	127,091	9,510,220

Passenger Airlines - 1.1%
Ryanair Holdings PLC, ADR (A)	107,666	10,466,212

Pharmaceuticals - 0.9%
Catalent, Inc. (A)	185,868	8,462,570

Professional Services - 6.6%
Broadridge Financial Solutions, Inc., ADR	92,716	16,600,800
Ceridian HCM Holding, Inc. (A)	189,315	12,845,023

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	432,017	$ 22,698,173
TransUnion	131,386	9,432,201

		61,576,197

Semiconductors & Semiconductor Equipment - 9.4%
KLA Corp.	19,750	9,058,535
Lam Research Corp.	15,392	9,647,244
Microchip Technology, Inc.	223,052	17,409,209
NXP Semiconductors NV	98,413	19,674,727
ON Semiconductor Corp. (A)	345,239	32,089,965

		87,879,680

Software - 7.0%
Atlassian Corp., Class A (A)	23,335	4,702,236
Constellation Software, Inc.	18,442	38,073,005
Dynatrace, Inc. (A)	141,977	6,634,585
Nice Ltd., ADR (A) (B)	75,757	12,878,690
Topicus.com, Inc. (A)	47,950	3,167,365

		65,455,881

Specialized REITs - 1.3%
Lamar Advertising Co., Class A	144,728	12,080,446

Specialty Retail - 2.0%
Burlington Stores, Inc. (A)	37,909	5,129,088
CarMax, Inc. (A)	186,443	13,187,113
Wayfair, Inc., Class A (A)	13,076	792,014

		19,108,215

Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc. (B)	362,554	10,155,138

Trading Companies & Distributors - 1.9%
Ferguson PLC	105,608	17,369,348

Total Common Stocks (Cost $845,990,708)		924,284,345

	Shares	Value
WARRANT - 0.0% (C)
Software - 0.0% (C)
Constellation Software, Inc., (A) (D) (E)
Exercise Price $0, Expiration Date 03/31/2040	18,616	$ 1

Total Warrant (Cost $0)		1

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	905,323	905,323

Total Other Investment Company (Cost $905,323)		905,323

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 2.50% (F), dated 09/29/2023, to be repurchased at $16,580,459 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $16,908,555.	$ 16,577,005	16,577,005

Total Repurchase Agreement (Cost $16,577,005)		16,577,005

Total Investments (Cost $863,473,036)		941,766,674
Net Other Assets (Liabilities) - (0.2)%		(1,792,520)

Net Assets - 100.0%		$ 939,974,154

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$915,466,406	$8,817,939	$—	$924,284,345
Warrant	—	—	1	1
Other Investment Company	905,323	—	—	905,323
Repurchase Agreement	—	16,577,005	—	16,577,005

Total Investments	$916,371,729	$25,394,944	$1	$941,766,674

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,347,496, collateralized by cash collateral of $905,323 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,686,090. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the value of the security is $1, representing less than 0.0% of the Portfolio’s net assets.
(F)	Rates disclosed reflect the yields at September 30, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5